Loss before taxation - Other finance costs and staff costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing operations
Interest expenses on lease liabilities (notes 13(a) and 25(b))	$ 241,497	$ 244,085	$ 205,915
Changes in the carrying amount of preference shares liabilities (note 26)		(3,752,758)
Continuing operations
Salaries, wages and other benefits	27,745,031	21,058,447	13,246,763
Contributions to defined contribution retirement plan	718,933	369,102	344,926
Equity-settled share-based payment expenses	10,495,706	25,913,717	20,426,026
Total staff costs	38,959,670	47,341,266	34,017,715
Other finance cost
Continuing operations
Interest expenses on lease liabilities (notes 13(a) and 25(b))	119,197	40,656	42,196
Interest expenses on trade financing (note 25(b))	0	172,978	0
Changes in the carrying amount of preference shares liabilities (note 26)	0	3,752,758	5,009,847
Other interest expenses	465	28,363	33
Finance costs	119,662	3,994,755	5,052,076
Direct costs
Continuing operations
Total staff costs	1,997,360	282,918	345,183
Selling and distribution expenses
Continuing operations
Total staff costs	3,891,109	1,593,735	1,144,714
Research and development expenses
Continuing operations
Total staff costs	10,226,280	5,637,295	6,147,814
Administrative and other operating expenses
Continuing operations
Total staff costs	$ 22,844,921	$ 39,827,318	$ 26,380,004